Operating Leases (Details) - Schedule of future minimum lease payments - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2008
Schedule of future minimum lease payments [Abstract]
2021	$ 859,596	$ 434,584
2022	$ 311,446	193,027
2023		82,851	$ 8,624,191
2024			8,881,191
2025			$ 15,065,903
Thereafter
Total		$ 710,462